UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment [_];  Amendment Number:      ______
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Orange Capital, LLC
Address:   1370 Avenue of the Americas, 26th Floor
           New York, New York 10019

Form 13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6041

Signature, Place, and Date of Signing:


    /s/ Daniel Lewis                New York, NY          February 14, 2008
----------------------------    ------------------    --------------------------
       [Signature]                  [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      10

Form 13F Information Table Value Total:  266,778
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number      Name

      1           028-XXXXX                 Orange Capital Master I, Ltd.


                                                      FORM 13F INFORMATION TABLE
                                                          Orange Capital, LLC
                                                           December 31, 2007

         Column 1              Column 2      Column 3  Column 4    Column 5          Column 6        Column 7       Column 8

                                                        MARKET
                                                        VALUE     SHRS OR  SH/  PUT/  INVESTMENT       OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP  (x1000)    PRN AMT  PUT  CALL  DISCRETION       MNGR    SOLE    SHARED   NONE

BRASIL TELECOM PARTICIPACOES  SPON ADR PFD    105530109  18,906   253,503  SHS        Shared - Defined    1      0      253,503   0
BRASIL TELECOM PARTICIPACOES  SPON ADR PFD    105530109   3,873    51,927  SHS        Sole                     51,927      0      0
GAFISA S A                    SPONS ADR       362607301   7,872   210,203  SHS        Shared - Defined    1      0      210,203   0
GAFISA S A                    SPONS ADR       362607301   1,614    43,097  SHS        Sole                     43,097      0      0
GRAFTECH INTL LTD             COM             384313102  12,030   677,763  SHS        Shared - Defined    1      0      677,763   0
GRAFTECH INTL LTD             COM             384313102   2,463   138,737  SHS        Sole                    138,737      0      0
ISHARES TR                    FTSE XNHUA IDX  464287184  56,590   332,000        PUT  Shared - Defined    1      0      332,000   0
ISHARES TR                    FTSE XNHUA IDX  464287184  11,590    68,000        PUT  Sole                     68,000      0      0
ISHARES TR                    RUSSELL 2000    464287655 126,027 1,660,000        PUT  Shared - Defined    1      0     1,660,000  0
ISHARES TR                    RUSSELL 2000    464287655  25,813   340,000        PUT  Sole                    340,000      0      0

                                               TOTALS:  266,778






SK 25085 0001 854120